Non-Controlling Interests - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Ambev [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	61.73%	61.73%
Dividends paid to non-controlling interests	$ 1,400	$ 800	$ 1,000
Budweiser APAC [Member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	87.22%	87.22%
Dividends paid to non-controlling interests	$ 119	$ 119	$ 94